UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Cash flows from operating activities
Net income	$ 781,544	¥ 124,328,004	¥ 122,540,262
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization expense	187,708	29,860,560	33,078,421
Provision for expected credit loss	13,190	2,098,333	2,231,985
Loss on disposal of property and equipment		4	168,969
Provision for inventory impairment	3,388	538,926	58,982
Unrealized loss on short-term investment			161,000
Unrealized gain on long-term investment	(17,193)	(2,735,074)
Unrealized foreign currency exchange loss			1,325,417
Other non-cash expenses (income)	4,307	685,062	(830,871)
Deferred tax expense	103,820	16,515,696	29,056,916
Changes in operating assets and liabilities
Accounts receivable, net	(363,287)	57,791,711	34,680,981
Inventories	45,912	(7,303,723)	(792,788)
Prepaid expenses	(600,120)	95,467,062	114,612,715
Long-term deposits	(35,192)	(5,598,350)	(2,019,600)
Other current assets	(42,744)	(6,799,647)	(17,654,864)
Other non-current assets	(3,522)	(560,317)	271,028
Accounts payable	116,153	18,477,608	218,656
Accrued liabilities	(578,306)	(91,996,939)	(99,770,693)
Contract liabilities	(495,695)	(78,855,123)	(85,961,299)
Operating lease liabilities	(16,613)	(2,642,777)	(416,121)
Income tax payable	(96,213)	(15,305,523)	(72,177,900)
Amount due to a director			(1,000,000)
Other current liabilities	107,431	17,090,112	(264,810)
Net cash used in operating activities	(885,432)	(140,854,495)	(239,485,430)
Cash flows from investing activities
Purchase of investment securities	(104,252)	(16,584,426)
Purchase of property and equipment	(36,597)	(5,821,892)	(1,795,476)
Purchase of intangible assets	(835)	(132,800)	(3,085,000)
Net cash used in investing activities	(141,684)	(22,539,118)	(4,880,476)
Cash flows from financing activities
Payment of finance lease liabilities	(148,972)	(23,698,391)	(20,256,439)
Repayment of bank loans	(328,489)	(52,256,000)	(103,388,000)
Proceeds from bond payable	1,212,176	192,832,900
Payment of deferred IPO costs			(58,000,138)
Net cash (used in) provided by financing activities	734,715	116,878,509	(181,644,577)
Effect of exchange rate			(1,325,417)
Net decrease in cash	(292,401)	(46,515,104)	(427,335,900)
Cash at the beginning of period	15,866,748	2,524,082,266	2,538,554,638
Cash at the end of period	15,574,347	2,477,567,162	2,111,218,738
Supplementary cash flow information
Cash paid for income taxes	275,332	43,799,745	75,804,735
Cash paid for interest expenses	$ 12,132	¥ 1,930,021	¥ 4,345,433